Inventories (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Inventory Disclosure [Abstract]
Raw materials and parts	$ 139,573	$ 145,970
Work in process	51,819	86,558
Finished goods	276,076	243,726
Gross inventories	467,468	476,254
Inventory reserve	(26,419)	(21,125)	(17,440)	(10,106)
Inventories	$ 441,049	$ 455,129